Shareholder Report, Line Graph (Details) 194921_Aristotle Value Equity Fund_Class A_TSR Annual {Class A} - USD ($)				12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 28, 2023	Mar. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value	$ 10,297	$ 10,268	$ 9,579	$ 11,129
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	11,935	11,025	10,000	$ 14,059
Russell 1000 Value Capped Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Capped Total Return
Accumulated Value	$ 11,644	$ 10,864	$ 10,000	$ 13,492